Prepayments and Other Assets, Net (Tables)	6 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepayments and Other Assets, Net

	As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Other assets	$194,000	$116,933
Prepaid expenses	229,358	74,298
GST receivable	24,923	128,031
Less: allowance for credit losses	(1,725)	(1,725)
Total prepayments and other assets, net	446,556	317,537
Less: amounts classified as non-current assets	-	(1,486)
Amounts classified as current assets	$446,556	$316,051

Schedule of Movement of Allowance for Credit Losses

The movement of allowances for credit losses is as follows:

	For the Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Beginning balance at January 1, 2026 and 2025	$1,725	$1,725
Allowance for credit losses	-	-
Ending balance at June 30, 2026 and 2025	$1,725	$1,725